Derivative financial instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative premium and amortization	$ 9,579	$ 4,777	$ 3,437
Income tax effect	14,425	(22,686)	(11,679)
Net (loss) gain on derivatives, net of tax	(99,583)	158,800	81,751
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	$ (123,587)	$ 176,709	$ 89,993